INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss carryforwards	$ 4,586,813	$ 4,685,529	$ 4,661,550
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	34.00%
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 12,219,791
Capital Loss Available for Future Use	25,539,612
Operating Loss Carryforwards	$ 432,084	$ 611,806